OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2016	2015
Unamortized sellers' credit	6,124	11,960
Obligations under capital leases - long-term portion	118,754	—
Other items	4	3
	124,882	11,963

The Company acquired six offshore support vessels from Deep Sea, which were originally chartered back to subsidiaries of Deep Sea under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $37.0 million which are being recognized as additional bareboat revenues over the period of the charters. In 2013, the charters for five of the vessels were transferred from subsidiaries of Deep Sea to a subsidiary of Deep Sea Supply BTG AS, and the seller's credits for these five vessels were also transferred to the new counterparty. In September 2016, Deep Sea fully acquired Deep Sea Supply BTG AS and the company was renamed Deep Sea Supply AS. The other vessel, for which the charter was not transferred in 2013, was sold in February 2016.

In October 2015, the Company entered into agreements to charter in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first of these vessels, the MSC Anna, was delivered in December 2016 and this vessel is accounted for as a direct financing lease asset. The Company's future minimum lease obligations under this non-cancellable lease are as follows:

(in thousands of $) Year ending December 31,
2017	12,527
2018	12,527
2019	12,527
2020	12,561
2021	12,527
Thereafter	151,993
Total lease obligations	214,662
Less: imputed interest payable	(92,259)
Present value of obligations under capital lease	122,403
Less: current portion	(3,649)
Obligations under capital lease - long-term portion	118,754